401(k) Savings Plan	12 Months Ended
Dec. 31, 2022
Defined Contribution Plan [Abstract]
401(k) Savings Plan
14. 401(k) Savings Plan
The Company has a defined-contribution savings plan under Section 401(k) of the IRC (the “401(k) Plan”). The 401(k) Plan covers all employees who meet defined minimum age and service requirements and allows participants to defer a portion of their annual compensation, subject to statutory limitations. Beginning on April 1, 2022, the Company matches 100% of an employee’s 401(k) contributions up to a maximum of 3% of the participant’s salary, subject to employer match limitations under the IRC. As such, the Company made $0.2 million of matching contributions to the 401(k) Plan during the year ended December 31, 2022. The Company did not make any matching contributions during the year ended December 31, 2021.